Income Taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in deferred tax assets and liabilities
As at January 1	$ 13,972	$ 12,656	$ 6,636
Movement of previously recognized withholding tax on undistributed earnings	740	3,674	2,186
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of a PRC entity	(2,323)	(2,385)	(2,492)
Deferred tax on amortization of intangible assets	6	18	19
Deferred tax on temporary differences, tax loss carried forward and research tax credits	(2,991)	142	6,036
Reclassification from current tax		11
Divestment of subsidiaries		(49)
Exchange differences	54	(95)	271
As at December 31	$ 9,458	$ 13,972	$ 12,656